Taxes - Company's deferred tax assets and liabilities (Details) - USD ($)	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019
LIABILITIES:
Total net deferred tax liabilities, net			$ (976)		$ (9,657)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
ASSETS:
Net operating loss carryforwards		$ 13,517,000		$ 29,753,000
Deferred interest expense		35,852,000		145,399,000
Customer relationships				6,888,000
Reserves and accruals		9,038,000		7,204,000
Lease liabilities		3,862,000
Tax credits		99,000		5,893,000
Transaction costs		19,532,000		4,216,000
Other intangibles		3,505,000		7,237,000
Gross deferred tax assets		85,405,000		206,590,000
Less: Valuation allowance		(45,567,000)		(160,531,000)
Net deferred tax assets		39,838,000		46,059,000
LIABILITIES:
Intangibles		(99,587,000)		(78,017,000)
Property and equipment, net		(2,971,000)		(5,665,000)
Accrued Interest		(4,522,000)
Right-of-use asset		(3,141,000)
Deferred revenue		(6,199,000)
Other		(4,426,000)
Gross deferred tax liabilities	$ (77,662,000)	(81,008,000)
Gross deferred tax liabilities		(120,846,000)		(83,682,000)
Total net deferred tax liabilities, net		$ (81,008,000)		$ (37,623,000)